UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  April 30, 2012

Item 1. Report to Stockholders.

New Path Tactical Allocation Fund

Semi-Annual Report

www.NewPathGTAAFund.com	April 30, 2012

NEW PATH TACTICAL ALLOCATION FUND

May 1st, 2012

Fellow Shareholders,

Thank you for joining us with your investment in the New Path Tactical Allocation Fund (GTAAX).  GTAAX invests in major market index-based Exchange Traded Funds or Notes (ETFs) to gain exposure to broad equity and fixed income markets.  The fund is often referred to as a global tactical asset allocation fund in that assets are periodically re-allocated among various global equity markets, or even out of equities altogether and into fixed income based securities.  In particular, GTAAX executes this re-allocation process monthly and normally holds two to four ETFs.

So how do we decide which ETFs to hold every month?  We have developed a proprietary quantitative model that analyzes market trends and calculates specific allocations.  Let’s go through the details of what that means:

●
Proprietary – Our firm, New Path Capital Advisors, created all of the calculations used to make investment decisions.  We do not purchase market research produced by someone else.  Our analysis is unique and cannot be found at any other asset manager.

●
Quantitative – Our analysis uses market data only.  We enter a variety of market index prices into our model, which then uses a pre-established decision matrix to tell us what percentage of the portfolio should be allocated to each asset class.  There is no subjective component that attempts to inject our “opinion” on what might happen in various markets.  The model simply reads the current market behavior and responds accordingly.

●
Market Trends – Our model is considered to be “trend following” or “momentum-based”.  This means that our model reads the price levels over time for each index used, determines the short term direction of each market index, and estimates the sustainability of that trend based on historical patterns.

●	Calculates Specific Allocations – Finally, our model uses the market trend determinations to calculate how much of the portfolio should be invested in each asset class.

If the process sounds complicated, you’re right – it is.  But we then take a very sophisticated process and implement it very simply, using commonly traded index-based securities.

The composition of our portfolio has changed quite a bit so far this year.  The fund’s holdings were split evenly between US large cap stocks and bonds during January of this year.  We then moved to 100% equity in February with greater diversification in real estate and international stocks.  Holding only 50% US large cap stocks has caused our performance to lag behind the S&P 500 as fixed income and international equities experienced very little gain during the same period.  Specifically, the investor share class (GTAAX) gained 5.30% since inception at December 28th through April 30th while the S&P 500 advanced 12.60%.

While we would always like to keep pace with our benchmark during positive markets, I can’t say we are necessarily disappointed with the performance.  This is simply what happens with strategies like ours over short time periods.  Stock markets frequently experience “sideways” or “choppy” periods that seem to vacillate up and down without a clear direction.  The international equity markets are showing that right now, as did the US market in 2011.  We believe the value of GTAAX will be shown when we experience the next extended bear market.  Our model is designed to detect and identify these longer term trends early on, and respond by reducing or completely exiting equity exposure when that happens.

NEW PATH TACTICAL ALLOCATION FUND

History has shown that we will see another bear market.  The only question is when.  In the meantime, we will continue to read the market data and re-allocate our portfolio based on a disciplined quantitative analysis of current conditions.

Thank you again for your participation in the New Path Tactical Allocation Fund.  We are honored by the trust you have placed in us.

Ron Bristol, MBA
President, New Path Capital Advisors

Mutual fund investing involves risk. Principle loss is possible. Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, and fixed income investments. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for long term debt securities. Diversification does not assure a profit or protect against a loss in a declining market.

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies. An investment cannot be made directly in an index. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

The Fund is distributed by Quasar Distributors, LLC.

NEW PATH TACTICAL ALLOCATION FUND

Value of $1,000,000 Investment

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)

Since Inception(1) to
April 30, 2012
New Path Tactical Allocation Fund, Investor Class (without sales load)	5.30%
New Path Tactical Allocation Fund, Institutional Class (with sales load)(2)	0.00%
New Path Tactical Allocation Fund, Institutional Class	5.50%
S&P 500 Index(3)	12.60%

(1)	December 28, 2011
(2)	Return reflects a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NEW PATH TACTICAL ALLOCATION FUND

Expense Example (Unaudited)
April 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) or purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 28, 2011 – April 30, 2012).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.
			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (12/28/11)	Value (04/30/12)	(12/28/11 to 04/30/12)
New Path Tactical Allocation Fund
Investor Class Actual(2)	$1,000.00	$1,053.00	$5.22
New Path Tactical Allocation Fund Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,011.86	$5.11
New Path Tactical Allocation Fund
Institutional Class Actual(2)	$1,000.00	$1,055.00	$4.35
New Path Tactical Allocation Fund Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,012.70	$4.26

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.50% and 1.25% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period since inception/366 (to reflect the period since inception).

(2)	Based on the actual returns for the period from inception, December 28, 2011 through April 30, 2012 of 5.30% and 5.50% for the Investor Class and Institutional Class, respectively.

NEW PATH TACTICAL ALLOCATION FUND

Allocation of Portfolio Net Assets
April 30, 2012

Fund Holdings
as of April 30, 2012
(% of net assets)

SPDR S&P 500 ETF	50.8%
Vanguard REIT ETF	23.0%
Vanguard MSCI Emerging Markets ETF	18.4%
iShares MSCI EAFE Index Fund	6.7%
Invesco Liquid Assets Portfolio	1.2%

NEW PATH TACTICAL ALLOCATION FUND

Schedule of Investments (Unaudited)
April 30, 2012

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 98.9%
iShares MSCI EAFE Index Fund	54,190	$2,912,713
SPDR S&P 500 ETF	158,890	22,208,054
Vanguard MSCI Emerging Markets ETF	189,320	8,051,780
Vanguard REIT ETF	153,980	10,081,071
Total Exchange-Traded Funds
(Cost $41,808,684)		43,253,618

SHORT-TERM INVESTMENT – 1.2%
Invesco Liquid Assets Portfolio, 0.17% *
(Cost $521,622)	521,622	521,622
Total Investments – 100.1%
(Cost $42,330,306)		43,775,240
Other Assets and Liabilities, Net – (0.1)%		(41,727)
Total Net Assets – 100.0%		$43,733,513

*   Variable Rate Security - The rate shown is the rate in effect as of April 30, 2012.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2012

ASSETS:
Investments, at value
(cost $42,330,306)	$43,775,240
Interest receivable	77
Prepaid expenses	18,319
Total assets	43,793,636

LIABILITIES:
Payable to investment adviser	25,079
Accrued distribution fees	4,113
Payable to affiliates	17,234
Accrued expenses	13,697
Total liabilities	60,123

NET ASSETS	$43,733,513

NET ASSETS CONSIST OF:
Paid-in capital	$41,470,259
Accumulated undistributed net investment income	9,168
Accumulated undistributed net realized gain on investments	809,152
Net unrealized appreciation on investments	1,444,934
Net Assets	$43,733,513

	Investor Class	Institutional Class
Net Assets	$6,975,224	$36,758,289
Shares issued and outstanding(1)	662,405	3,484,675
Net asset value, redemption price
and minimum offering price per share	$10.53	$10.55
Maximum offering price per share
($10.53/0.9500)	$11.08	N/A

(1)	Unlimited shares authorized

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Operations (Unaudited)
For the Period Ended April 30, 2012(1)

INVESTMENT INCOME:
Interest income	$640
Dividend income	178,043
Total investment income	178,683

EXPENSES:
Investment adviser fees	92,016
Fund administration & accounting fees	32,096
Transfer agent fees	15,824
Audit fees	6,204
Trustee fees	5,456
Distribution fees - Investor Class	5,201
Federal & state registration fees	4,808
Legal fees	4,068
Compliance fees	3,972
Custody fees	1,736
Postage & printing fees	1,720
Other	1,528
Total expenses before reimbursement	174,629
Less: reimbursement from investment adviser (Note 4)	(5,114)
Net expenses	169,515

NET INVESTMENT INCOME	9,168

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	809,152
Net change in unrealized appreciation on investments	1,444,934

Net realized and unrealized gain on investments	2,254,086

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,263,254

(1)	Inception date of the Fund was December 28, 2011.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Changes in Net Assets

For The Period Ended
April 30, 2012(1)
(Unaudited)
OPERATIONS:
Net investment income	$9,168
Net realized gain on investments	809,152
Net change in unrealized appreciation on investments.	1,444,934
Net increase in net assets resulting from operations	2,263,254

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	6,796,311
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(172,877)
Increase in net assets from Investor Class transactions	6,623,434
Institutional Class:
Proceeds from shares sold	34,846,825
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets from Institutional Class transactions	34,846,825
Net increase in net assets resulting from capital share transactions	41,470,259

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—
From net realized gains	—
Total distributions to shareholders	—

TOTAL INCREASE IN NET ASSETS	41,470,259

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment income of $9,168	$43,733,513

TRANSACTIONS IN SHARES:
Investor Class:
Shares sold	678,897
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(16,492)
Net increase in Investor Class shares	662,405
Institutional Class:
Shares sold	3,484,675
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	—
Net increase in Institutional Class shares	3,484,675
Net increase in shares outstanding	4,147,080

(1)	Inception date of the Fund was December 28, 2011.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

 Financial Highlights

For a Fund share outstanding throughout the period.
	For The Period Ended
	April 30, 2012(1)
	(Unaudited)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	—
Net realized and unrealized gain on investments	0.53
Total from investment operations	0.53

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—

Net asset value, end of period	$10.53

TOTAL RETURN(2)	5.30	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$7.0

Ratio of expenses to average net assets:
Before expense reimbursement	1.54	%(4)
After expense reimbursement	1.50	%(4)

Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.18	)%(4)
After expense reimbursement	(0.14	)%(4)

Portfolio turnover rate	119	%(3)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Total return does not reflect sales charges.
(3)	Not annualized
(4)	Annualized

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.
	For The Period Ended
	April 30, 2012(1)
	(Unaudited)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	—
Net realized and unrealized gain on investments	0.55
Total from investment operations	0.55

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—

Net asset value, end of period	$10.55

TOTAL RETURN	5.50	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$36.8

Ratio of expenses to average net assets:
Before expense reimbursement	1.29	%(3)
After expense reimbursement	1.25	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement	0.07	%(3)
After expense reimbursement	0.11	%(3)

Portfolio turnover rate	119	%(2)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Not annualized
(3)	Annualized

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited)
April 30, 2012

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The New Path Tactical Allocation Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to provide capital appreciation and income. The Fund commenced operations on December 28, 2011. The Fund currently offers two classes, the Investor Class and the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Fund. Therefore, no federal income tax provision in required. As of April 30, 2012, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2012, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2012, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2012

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Exchange-Traded Funds or Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,253,618	$ —	$ —	$43,253,618
Short-Term Investment	521,622	—	—	521,622
Total Investments in Securities	$43,775,240	$ —	$ —	$43,775,240

Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2012

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with New Path Capital Advisors (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.70% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.50% and 1.25% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least December 28, 2012, subject thereafter to termination at any time with 60 days written notice by either the Trust or the Adviser through December 31, 2014.  Prior to December 12, 2012, this Operating Expense Limitation Agreement cannot be terminated.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2015	$5,114

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended April 30, 2012, the Fund incurred $32,096 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended April 30, 2012, the Fund incurred $13,208 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended April 30, 2012, the Fund incurred $1,736 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period ended April 30, 2012, the Fund incurred $3,972 in compliance fees.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2012

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended April 30, 2012, the Investor Class incurred expenses of $5,201 pursuant to the Plan.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2012, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$74,853,826	$33,854,295

There were no distributions made by the Fund for the period ended April 30, 2012.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited)
April 30, 2012

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on November 8, 2011, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and New Path Capital Advisors (“New Path”) regarding the New Path Global Tactical Fund (the “Fund”).  The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from New Path and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and New Path (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  New Path also met with the Trustees and provided further information regarding its proposed services to the Fund including but limited to information regarding its respective investment philosophies.

In determining whether to approve the Investment Advisory Agreement between the Trust and New Path, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by New Path; (2) the cost of the services to be provided and the profits to be realized by New Path from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund proposed to be managed by New Path grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (5) other financial benefits to New Path resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon New Path’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and New Path to be set forth in the Investment Advisory Agreement between the Trust and New Path are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement between the Trust and New Path are summarized below.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and New Path, noting that New Path will be providing investment management services to the Fund which include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by New Path on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees considered New Path’s sound composite performance for accounts managed in the Global Tactical Asset Allocation style, the same investment style that will be used to manage the Fund, and how that performance compared to ten mutual funds with similar strategies.  The Trustees also considered the capitalization of

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
April 30, 2012

New Path and its commitment to consider creating a reserve account as an added assurance of prompt payment of its obligations to the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services proposed to be provided by New Path to the Fund pursuant to the Advisory Agreement with the Trust.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee to be paid by the Fund to New Path in the amount of 0.70% of the Fund’s average annual daily net assets and New Path’s profitability analysis (12 month pro-forma) for services to be rendered to the Fund by New Path.  In this regard, the Trustees noted that New Path expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees payable by the Fund.  The Trustees noted that the management fees charged by New Path to separately managed accounts with assets similar to those projected for the Fund are higher than the proposed advisory fee for the Fund.  The Trustees also noted that New Path had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Investor Class and 1.25% of the average daily net assets of the Institutional Class shares.   The Trustees concluded that New Path’s service relationship with the Fund will not initially be very profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses born by the Fund and those of funds within its Lipper benchmark category.  While the Trustees noted that the Fund’s management fee was slightly higher than the average and median management fees (after waivers) reported for the benchmark category, they also considered that the total expenses of the Institutional Class shares of the Fund were lower than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category, which includes a mix of funds with and without Rule 12b-1 fees, which the Institutional Class does not have.  They further noted that the average net assets of the benchmark category was significantly higher than the projected assets of the Fund.  While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Trustees concluded that New Path’s proposed advisory fee is reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of New Path advisory services required to be provided to the Fund.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time.

Other Benefits.  The Trustees noted that New Path does not intend to utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees concluded that New Path will not receive any additional financial benefits from services rendered to the Fund.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
April 30, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-482-2363.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-482-2363.  The Fund’s proxy voting record will be available after August 31, 2012.

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NEW PATH TACTICAL ALLOCATION FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
New Path Capital Advisors
561 Blue River Parkway, Unit B
Silverthorne, CO 80498

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-482-2363.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/James R. Arnold
James R. Arnold, President

Date    July 2, 2012

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     July 2, 2012

* Print the name and title of each signing officer under his or her signature.